Loss per share	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Disclosure of earnings per share
Loss per share

	December 31, 2017	December 31, 2016	December 31, 2015
Loss attributable to owners of the Company	(24,409,474)	(30,662,251)	(29,705,063)
Weighted average number of shares outstanding	43,741,870	34,329,280	32,299,166
Basic and diluted loss per share	(0.56)	(0.89)	(0.92)

For the years ended December 31, 2017 and 2016 basic and diluted loss per share is based on the weighted average number of shares issued and outstanding and excludes shares to be issued under the Stock Option Plans (Note 13) and the warrant issued to Hercules (Note 24) as they would be anti-dilutive. As of December 31, 2017, the Company has 2,251,540 options outstanding under its stock option plans. The average number of options outstanding between January 1, 2017 and December 31, 2017 was 1,676,526 (769,529 for the period between January 1, 2016 and December 31, 2016). As of December 31, 2017, the Company issued warrants to purchase up to 8,186,117 of its common shares outstanding.